INTEREST IN OTHER ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Interest In Other Entities Tables Abstract
Significant subsidiaries, associates and joint operations
			December	Fiscal
	Place		31, 2018	2018
	Of	Entity	Ownership	Participating	Accounting
	Business	Type (1)	Interest (2)	Interest (3)	Method (4)
Subsidiaries
Denison Mines Inc.	Canada		100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada		100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada		100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada		100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda		100.00%	N/A	Consolidation

Associates
GoviEx Uranium Inc.	Africa		16.21%	N/A	Equity Method

Joint Operations
Waterbury Lake Uranium Corp	Canada	JO-1	60.00%	100%	Voting Share
Waterbury Lake Uranium LP	Canada	JO-1	65.92%	100%	Voting Share
McClean Joint Venture Agreement	Canada	JO-2	22.50%	22.50%	Proportionate Share
Midwest Joint Venture Agreement	Canada	JO-2	25.17%	25.17%	Proportionate Share
Wheeler River	Canada	JO-2	90.00%	75.85%	Proportionate Share
Mann Lake	Canada	JO-2	30.00%	30.00%	Proportionate Share
Wolly	Canada	JO-2	21.89%	Nil%	Proportionate Share

(1)	Joint operations are further subdivided into the following two entity types: JO-1=Joint Operations having joint control as defined by IFRS 11; and JO-2=Joint Operations not having joint control and beyond the scope of IFRS 11;
(2)	Ownership Interest represents Denison’s percentage ownership / voting interest in the entity or contractual arrangement;
(3)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation arrangement. This percentage can differ from voting interest in instances where other parties to the arrangement have carried interests in the arrangement and / or are earning-in or diluting their voting interest in the arrangement; and
(4)	Voting share or proportionate share is where Denison accounts for its share of assets, liabilities, revenues and expenses of the arrangement in relation to its ownership interest or participating interest, respectively.